Lease Liability (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Disclosure of detailed information about leasing activities for lessee [Table Text Block]
Balance, January 1, 2020	$81,947
Additional capitalized leases	17,759
Lease payments	(35,980)
Accretion and other movements	(212)
Balance, December 31, 2020	$63,514
Additional capitalized leases	49,695
Lease payments	(37,719)
Accretion and other movements [1]	2,512
Balance, December 31, 2021	$78,002
	Dec. 31, 2021	Dec. 31, 2020
Current	$33,529	$33,473
Non-current	44,473	30,041
	$78,002	$63,514

Disclosure of detailed information about expenses recognized to leases for which exemption applied [Table Text Block]
	Year ended December 31,
	2021	2020
Short-term leases	$38,092	$40,253
Low value leases	407	353
Variable leases	58,626	57,389
Total	$97,125	$97,995